Loans Receivable (Details)																				1 Months Ended				6 Months Ended
	Jul. 28, 2026 USD ($)	Jul. 28, 2026 CNY (¥)	Apr. 02, 2026 USD ($)	Apr. 02, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 27, 2026 USD ($)	Mar. 27, 2026 CNY (¥)	Jan. 26, 2026 USD ($)	Jan. 26, 2026 CNY (¥)	Oct. 29, 2025 USD ($)	Oct. 29, 2025 CNY (¥)	Aug. 26, 2025 USD ($)	Aug. 05, 2025 USD ($)	Apr. 29, 2025 USD ($)	Apr. 29, 2025 CNY (¥)	Jan. 17, 2024 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Aug. 26, 2025 CNY (¥)	Aug. 05, 2025 CNY (¥)	Apr. 29, 2025 CNY (¥)	Jan. 17, 2024 CNY (¥)	Aug. 31, 2022 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loans Receivable [Line Items]
Loan amount															$ 235,811	$ 294,764								$ 4,421,453		¥ 30,000,000	¥ 1,600,000	¥ 2,000,000
Loan repaid																						$ 442,145									¥ 3,000,000
Borrowing term																								20 years		20 years
Production cost																								$ 1,306,000
Principal amount					$ 2,678,899	¥ 18,500,000
Interest amount							$ 241,101	¥ 1,665,000																	$ 153,049
Interest of loans															1.00%	1.00%	1.00%	1.00%
Maturity date																			Jul. 16, 2024											Jul. 16, 2024
Maturity date																	Jun. 28, 2025												Jun. 28, 2025
Repayment loan receivable			$ 456,883	¥ 3,100,000					$ 456,883	¥ 3,100,000							$ (147,382)	¥ 1,000,000		$ (73,691)	¥ 500,000
Remaining loan receivable													$ (221,073)	¥ 1,500,000
Interest income																								$ 123,365	$ 313,590
Beijing Liansheng Innovation Technology Co., Ltd [Member]
Loans Receivable [Line Items]
Loan amount																			$ 294,764											¥ 2,000,000
Interest of loans																			1.00%
Guangzhou Ruilide Information System Co., Ltd [Member]
Loans Receivable [Line Items]
Loan amount																	$ 442,145												¥ 3,000,000
New Thai Hua [Member]
Loans Receivable [Line Items]
Interest of loans											1.00%	1.00%
Repayment loan receivable											$ 294,764	¥ 2,000,000
Third Party Loan [Member]
Loans Receivable [Line Items]
Loan amount																																$ 1,031,672	¥ 7,000,000	$ 442,145	¥ 3,000,000	$ 4,421,453	¥ 30,000,000
Interest rate																								12.00%		12.00%
Interest amount																						$ (17,686)	¥ 120,000
Subsequent Event [Member] | New Thai Hua [Member]
Loans Receivable [Line Items]
Interest of loans	1.00%	1.00%
Repayment loan receivable | ¥		¥ 2,000,000
Subsequent Event [Member] | New Thai Hua [Member] | Forecast [Member]
Loans Receivable [Line Items]
Repayment loan receivable	$ 294,764
Loans Receivable [Member]
Loans Receivable [Line Items]
Loan amount																								$ 1,031,672		¥ 7,000,000